COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions	Mar. 31, 2022 USD ($) Option
Lessee, Lease, Description [Line Items]
Number of renewal options | Option	1
Extend lease term (in years)	10 years
Building
Lessee, Lease, Description [Line Items]
Additional operating leases, amount	$ 25.8
Additional operating leases, term	7 years
Additional operating leases, renewal term	60 months
Trucks
Lessee, Lease, Description [Line Items]
Additional operating leases, amount	$ 0.6
Additional operating leases, term	5 years
Additional operating leases, renewal term	12 months
Minimum
Lessee, Lease, Description [Line Items]
Lease term (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term (in years)	7 years